September 30, 2015

Annual Report

THE BLDRS INDEX FUNDS TRUST

A Unit Investment Trust

ADRA	BLDRS Asia 50 ADR Index Fund

ADRD	BLDRS Developed Markets 100 ADR Index Fund

ADRE	BLDRS Emerging Markets 50 ADR Index Fund

ADRU	BLDRS Europe Select ADR Index Fund

“BLDRS” and “Baskets of Listed Depositary Receipts” are service marks of The Bank of New York Mellon

The BLDRS Index Funds Trust

The BLDRS Index Funds Trust consists of four separate Funds. This annual report provides information about the four funds discussed below. Each Fund will normally hold at least 95% of its total assets in American Depositary Receipts that comprise its relevant benchmark BNY Mellon ADR Index, and will seek returns that correspond generally, before fees and expenses, to the price and yield performance of its relevant benchmark BNY Mellon ADR Index.

BLDRS Asia 50 ADR Index Fund

The BLDRS Asia 50 ADR Index Fund seeks to track The BNY Mellon Asia 50 ADR IndexSM. The BNY Mellon Asia 50 ADR IndexSM includes 50 component American Depositary Receipts as of September 30, 2015 representing the securities issued by 50 of the most actively traded companies from the Asian markets having a free-float market capitalization ranging from approximately $2 billion to over $173 billion.

BLDRS Developed Markets 100 ADR Index Fund

The BLDRS Developed Markets 100 ADR Index Fund seeks to track The BNY Mellon Developed Markets 100 ADR IndexSM. The BNY Mellon Developed Markets 100 ADR IndexSM includes 93 component American Depositary Receipts as of September 30, 2015 representing the securities issued by 93 of the most actively traded companies from the international developed markets having a free-float market capitalization ranging from approximately $269 million to over $246 billion.

BLDRS Emerging Markets 50 ADR Index Fund

The BLDRS Emerging Markets 50 ADR Index Fund seeks to track The BNY Mellon Emerging Markets 50 ADR IndexSM. The BNY Mellon Emerging Markets 50 ADR IndexSM includes 50 component American Depositary Receipts as of September 30, 2015 representing the securities issued by 50 of the most actively traded companies from the international and emerging markets having a free-float market capitalization ranging from approximately $2 billion to over $77 billion.

BLDRS Europe Select ADR Index Fund

The BLDRS Europe Select ADR Index Fund seeks to track The BNY Mellon Europe Select ADR IndexSM. The BNY Mellon Europe Select ADR IndexSM includes 81 component American Depositary Receipts as of September 30, 2015 representing the securities issued by 81 of the most actively traded companies from the European markets having a free-float market capitalization ranging from approximately $269 million to over $246 billion.

1

Schedule of Investments

BLDRS Asia 50 ADR Index Fund (ADRA)

September 30, 2015

American Depositary Receipts	Shares	Value
Toyota Motor Corp.	25,692	$3,013,158
Mitsubishi UFJ Financial Group, Inc.	245,347	1,494,163
Alibaba Group Holding Ltd.*	19,766	1,165,601
Westpac Banking Corp.	55,172	1,161,922
China Mobile Ltd.	18,482	1,099,679
Taiwan Semiconductor Manufacturing Co., Ltd.	48,643	1,009,342
Honda Motor Co., Ltd.	31,389	938,531
BHP Billiton Ltd.	27,805	879,194
Mizuho Financial Group, Inc.	217,687	807,619
Sumitomo Mitsui Financial Group, Inc.	100,271	765,068
Infosys Technologies Ltd.	35,815	683,708
Baidu, Inc.*	4,910	674,683
Dr Reddy’s Laboratories Ltd.	8,772	560,618
Canon, Inc.	19,279	558,513
Sony Corp.	22,512	551,544
Nippon Telegraph & Telephone Corp.	13,410	473,507
China Life Insurance Co., Ltd.	26,764	465,158
HDFC Bank Ltd.	7,432	454,021
JD.com, Inc.*	17,378	452,871
NTT DoCoMo, Inc.	24,866	419,738
Huaneng Power International, Inc.	9,057	383,111
Nomura Holdings, Inc.	63,711	370,798
Nidec Corp.	20,090	348,160
Shinhan Financial Group Co., Ltd.	8,579	298,549
CNOOC Ltd.	2,857	294,500
Kyocera Corp.	6,382	293,700
China Petroleum & Chemical Corp.	4,590	282,469
PetroChina Co., Ltd.	3,767	262,560
ICICI Bank Ltd.	26,153	219,162
Chunghwa Telecom Co., Ltd.	6,971	210,664
KB Financial Group, Inc.	7,078	208,022
Korea Electric Power Corp.	9,863	202,093
POSCO	5,729	200,630
Ctrip.com International Ltd.*	2,859	180,632
NetEase, Inc.	1,469	176,456
SK Telecom Co., Ltd.	6,750	164,700
PT Telekomunikasi Indonesia Persero Tbk	4,577	163,170
Wipro Ltd.	11,786	144,850
China Unicom Hong Kong Ltd.	11,177	142,730
Advanced Semiconductor Engineering, Inc.	24,919	136,805
China Telecom Corp. Ltd.	2,660	129,170
Vipshop Holdings Ltd.*	6,059	101,791
Qihoo 360 Technology Co., Ltd.*	2,063	98,673
Tata Motors Ltd.*	4,024	90,540
Siliconware Precision Industries Co., Ltd.	13,032	81,906
LG Display Co., Ltd.	8,576	81,472
United Microelectronics Corp.	46,736	75,712
Philippine Long Distance Telephone Co.	1,467	67,717
KT Corp.*	5,130	67,049
Melco Crown Entertainment Ltd.	3,601	49,550

Total Investments (Cost $29,975,691)		$23,155,979

*	Non-income producing security for the year ended September 30, 2015.

The securities of the BLDRS Asia 50 ADR Index Fund (the “Fund”) investment portfolio categorized by industry group, as a percentage of total investments at value, are as follows:

Industry Classification	Value	Percentage
Banks	$5,408,526	23.36%
Automobiles & Parts	3,951,689	17.06
Technology Hardware & Equipment	1,943,750	8.39
Mobile Telecommunications	1,894,564	8.18
Software & Computer Services	1,778,370	7.68
General Retailers	1,720,263	7.43
Fixed Line Telecommunications	1,043,560	4.51
Mining	879,194	3.80
Oil & Gas Producers	839,529	3.63
Electronic & Electrical Equipment	641,860	2.77
Electricity	585,204	2.53
Pharmaceuticals & Biotechnology	560,618	2.42
Leisure Goods	551,544	2.38
Life Insurance	465,158	2.01
Financial Services	370,798	1.60
Travel & Leisure	230,182	0.99
Industrial Metals & Mining	200,630	0.87
Industrial Engineering	90,540	0.39

Total	$23,155,979	100.00%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 —	quoted prices in active markets for identical securities

Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

As of September 30, 2015, all of the securities in the Fund were valued based on Level 1 inputs (see Industry Classification section of the Schedule of Investments for security categories).

See accompanying notes to financial statements which are an integral part of these financial statements.

2

Schedule of Investments

BLDRS Developed Markets 100 ADR Index Fund (ADRD)

September 30, 2015

American Depositary Receipts	Shares	Value
Novartis AG	46,313	$4,257,091
Toyota Motor Corp.	25,650	3,008,232
HSBC Holdings PLC	67,527	2,557,923
Sanofi	41,607	1,975,084
Total SA	41,770	1,867,537
Novo Nordisk A/S	32,829	1,780,645
British American Tobacco PLC	16,128	1,775,370
GlaxoSmithKline PLC	42,119	1,619,476
Royal Dutch Shell PLC, Class A	34,002	1,611,355
BP PLC	52,494	1,604,217
Anheuser-Busch InBev NV	14,122	1,501,451
Mitsubishi UFJ Financial Group, Inc.	244,951	1,491,752
Vodafone Group PLC	45,858	1,455,533
AstraZeneca PLC	43,200	1,374,624
Banco Santander SA	247,686	1,307,782
Unilever NV	29,666	1,192,573
Diageo PLC	10,840	1,168,444
Lloyds Banking Group PLC	252,521	1,161,597
Westpac Banking Corp.	55,083	1,160,048
UBS Group AG	61,636	1,141,499
SAP SE	16,541	1,071,691
Royal Dutch Shell PLC, Class B	21,224	1,007,716
Barclays PLC	67,484	997,413
National Grid PLC	13,566	944,601
ING Groep NV	66,812	944,054
Honda Motor Co., Ltd.	31,339	937,036
Sumitomo Mitsui Financial Group, Inc.	122,320	933,302
Prudential PLC	22,020	927,923
BT Group PLC	14,486	923,482
Teva Pharmaceutical Industries Ltd.	16,318	921,314
Banco Bilbao Vizcaya Argentaria SA	109,084	913,033
Telefonica SA	75,335	907,033
Unilever PLC	22,205	905,520
BHP Billiton Ltd.	27,760	877,771
Mizuho Financial Group, Inc.	214,280	794,979
ENI SpA	23,263	729,760
Rio Tinto PLC	21,454	725,574
Shire PLC	3,447	707,428
ASML Holding NV, Class G	7,570	666,009
Deutsche Bank AG	23,862	643,320
ABB Ltd.*	34,560	610,675
Orange SA	39,866	602,774
Credit Suisse Group AG*	24,944	599,404
BHP Billiton PLC	18,270	560,341
Canon, Inc.	18,921	548,141
Sony Corp.	21,751	532,899
Telefonaktiebolaget LM Ericsson	52,651	514,927
Syngenta AG	8,056	513,812
WPP PLC	4,617	480,306
Aviva PLC	34,996	480,145
Nippon Telegraph & Telephone Corp.	12,979	458,288
Nokia OYJ	63,634	431,439
NTT DoCoMo, Inc.	24,033	405,677
Koninklijke Philips NV, Class Y	16,479	386,597
CRH PLC	14,096	374,108
Nomura Holdings, Inc.	62,164	361,794
ARM Holdings PLC	8,129	351,579
RELX PLC	19,399	337,349
Nidec Corp.	18,557	321,593
RELX NV	18,110	298,091
Fresenius Medical Care AG & Co., KGaA	7,531	293,784

American Depositary Receipts	Shares	Value
Kyocera Corp.	6,141	$282,609
Smith & Nephew PLC	7,945	278,075
Statoil ASA	18,205	265,065
Pearson PLC	13,991	240,086
Telecom Italia SpA*	18,057	221,740
Carnival PLC	3,722	192,539
Ryanair Holdings PLC	2,357	184,553
Alcatel-Lucent*	48,686	177,704
Luxottica Group SpA	2,415	167,311
Delhaize Group SA	7,051	156,039
InterContinental Hotels Group PLC	4,303	149,013
Royal Bank of Scotland Group PLC*	15,032	143,405
Aegon NV, Class G	24,874	143,025
Tenaris SA	4,085	98,489
Randgold Resources Ltd.	1,590	93,953
ArcelorMittal	17,575	90,511
STMicroelectronics NV, Class Y	11,497	78,410
Marine Harvest ASA*	5,918	74,744
Amec Foster Wheeler PLC	6,818	74,248
Grifols SA	2,246	68,278
NICE Systems Ltd.	1,033	58,189
Melco Crown Entertainment Ltd.	3,102	42,683
Logitech International SA	2,815	36,905
Criteo SA*	896	33,636
GW Pharmaceuticals PLC*	314	28,690
Galapagos NV*	611	24,874
National Bank of Greece SA*	26,284	12,117
Flamel Technologies SA*	696	11,352
Amarin Corp. PLC*	3,173	6,124
Abengoa SA	1,246	5,806
Forward Pharma A/S*	217	5,112
Trinity Biotech PLC	408	4,668

Total Investments (Cost $83,702,993)		$65,404,868

*	Non-income producing security for the year ended September 30, 2015.

See accompanying notes to financial statements which are an integral part of these financial statements.

3

Schedule of Investments (continued)

BLDRS Developed Markets 100 ADR Index Fund (ADRD)

September 30, 2015

The securities of the BLDRS Developed Markets 100 ADR Index Fund (the “Fund”) investment portfolio categorized by industry group, as a percentage of total investments at value, are as follows:

Industry Classification	Value	Percentage
Banks	$14,801,628	22.63%
Pharmaceuticals & Biotechnology	12,780,092	19.54
Oil & Gas Producers	7,085,650	10.83
Automobiles & Parts	3,945,268	6.03
Fixed Line Telecommunications	3,113,317	4.76
Technology Hardware & Equipment	2,863,303	4.38
Beverages	2,669,895	4.08
Personal Goods	2,265,404	3.46
Mining	2,257,639	3.45
Mobile Telecommunications	1,861,210	2.85
Tobacco	1,775,370	2.72
Life Insurance	1,551,093	2.37
Media	1,355,832	2.07
Software & Computer Services	1,105,327	1.69
Gas, Water & Multiutilities	944,601	1.45
Industrial Engineering	610,675	0.93
Electronic & Electrical Equipment	604,202	0.92
Health Care Equipment & Services	576,527	0.88
Travel & Leisure	568,788	0.87
Leisure Goods	532,899	0.82
Chemicals	513,812	0.79
General Industrials	386,597	0.59
Construction & Materials	374,108	0.57
Financial Services	361,794	0.55
Industrial Metals & Mining	189,000	0.29
Food & Drug Retailers	156,039	0.24
Food Producers	74,744	0.12
Oil Equipment, Services & Distribution	74,248	0.11
Alternative Energy	5,806	0.01

Total	$65,404,868	100.00%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 —	quoted prices in active markets for identical securities

Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

As of September 30, 2015, all of the securities in the Fund were valued based on Level 1 inputs (see Industry Classification section of the Schedule of Investments for security categories).

See accompanying notes to financial statements which are an integral part of these financial statements.

4

Schedule of Investments

BLDRS Emerging Markets 50 ADR Index Fund (ADRE)

September 30, 2015

American Depositary Receipts	Shares	Value
Taiwan Semiconductor Manufacturing Co., Ltd.	611,524	$12,689,123
Alibaba Group Holding Ltd.*	183,951	10,847,590
China Mobile Ltd.	180,360	10,731,420
Infosys Ltd.	327,056	6,243,499
Baidu, Inc.*	45,230	6,215,054
America Movil SAB de CV, Class L	277,900	4,599,245
China Life Insurance Co., Ltd.	243,747	4,236,323
HDFC Bank Ltd.	67,023	4,094,435
JD.com, Inc.*	142,891	3,723,739
Ambev SA	720,453	3,530,220
Itau Unibanco Holding SA	497,255	3,291,828
CNOOC Ltd.	26,352	2,716,364
Shinhan Financial Group Co., Ltd.	77,737	2,705,248
China Petroleum & Chemical Corp.	41,828	2,574,095
PetroChina Co., Ltd.	34,585	2,410,574
Sasol Ltd.	83,203	2,314,707
Banco Bradesco SA	413,874	2,218,365
ICICI Bank Ltd.	233,027	1,952,766
Fomento Economico Mexicano SAB de CV	21,608	1,928,514
BRF SA	107,236	1,907,728
Chunghwa Telecom Co., Ltd.	62,298	1,882,646
Grupo Televisa SAB	71,726	1,866,311
KB Financial Group, Inc.	63,320	1,860,975
POSCO	52,589	1,841,667
Korea Electric Power Corp.	84,060	1,722,389
Cemex SAB de CV*	220,448	1,540,932
Ctrip.com International Ltd.*	23,250	1,468,935
NetEase, Inc.	12,003	1,441,800
PT Telekomunikasi Indonesia Persero Tbk	40,421	1,441,009
SK Telecom Co., Ltd.	58,281	1,422,056
Petroleo Brasileiro SA Preferred*	334,732	1,231,814
China Unicom Hong Kong Ltd.	93,951	1,199,754
Ultrapar Participacoes SA	71,040	1,187,789
Wipro Ltd.	96,117	1,181,278
Advanced Semiconductor Engineering, Inc.	205,626	1,128,887
Vale SA, Class A Preferred	331,742	1,111,336
China Telecom Corp. Ltd.	22,710	1,102,798
Petroleo Brasileiro SA*	243,545	1,059,421
Vale SA, Class A	247,390	1,039,038
Dr Reddy’s Laboratories Ltd.	13,658	872,883
Vipshop Holdings Ltd.*	50,599	850,063
Enersis SA	62,893	794,968
Qihoo 360 Technology Co., Ltd.*	16,149	772,407
Tata Motors Ltd.*	33,195	746,888
Telefonica Brasil SA	77,216	704,982
LG Display Co., Ltd.	72,874	692,303
Embraer SA	26,756	684,418
Siliconware Precision Industries Co., Ltd.	102,370	643,395
United Microelectronics Corp.	390,736	632,992
YPF SA	31,654	482,090

Total Investments (Cost $196,132,469)		$125,539,061

*	Non-income producing security for the year ended September 30, 2015.

The securities of the BLDRS Emerging Markets 50 ADR Index Fund (the “Fund”) investment portfolio categorized by industry group, as a percentage of total investments at value, are as follows:

Industry Classification	Value	Percentage
Mobile Telecommunications	$17,952,475	14.30%
Banks	16,123,617	12.84
Software & Computer Services	15,854,038	12.63
Technology Hardware & Equipment	15,786,700	12.57
General Retailers	15,421,392	12.28
Oil & Gas Producers	10,474,358	8.34
Beverages	5,458,734	4.35
Fixed Line Telecommunications	5,131,435	4.09
Life Insurance	4,236,323	3.37
Electricity	2,517,357	2.01
Chemicals	2,314,707	1.84
Mining	2,150,374	1.71
Food Producers	1,907,728	1.52
Media	1,866,311	1.49
Industrial Metals & Mining	1,841,667	1.47
Construction & Materials	1,540,932	1.23
Travel & Leisure	1,468,935	1.17
Gas, Water & Multiutilities	1,187,789	0.95
Pharmaceuticals & Biotechnology	872,883	0.70
Industrial Engineering	746,888	0.59
Aerospace & Defense	684,418	0.55

Total	$125,539,061	100.00%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 —	quoted prices in active markets for identical securities

Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

As of September 30, 2015, all of the securities in the Fund were valued based on Level 1 inputs (see Industry Classification section of the Schedule of Investments for security categories).

See accompanying notes to financial statements which are an integral part of these financial statements.

5

Schedule of Investments

BLDRS Europe Select ADR Index Fund (ADRU)

September 30, 2015

American Depositary Receipts	Shares	Value
Novartis AG	16,086	$1,478,625
HSBC Holdings PLC	23,454	888,438
Sanofi	14,451	685,989
Total SA	14,508	648,653
Novo Nordisk A/S	11,402	618,444
British American Tobacco PLC	5,602	616,668
GlaxoSmithKline PLC	14,629	562,485
Royal Dutch Shell PLC, Class A	11,810	559,676
BP PLC	18,233	557,200
Anheuser-Busch InBev NV	4,905	521,500
Vodafone Group PLC	15,928	505,555
AstraZeneca PLC	15,005	477,459
Banco Santander SA	86,029	454,233
Unilever NV	10,304	414,221
Diageo PLC	3,765	405,829
Lloyds Banking Group PLC	87,708	403,457
UBS Group AG	21,408	396,476
SAP SE	5,745	372,219
Royal Dutch Shell PLC, Class B	7,372	350,023
Barclays PLC	23,439	346,428
National Grid PLC	4,712	328,097
ING Groep NV	23,206	327,901
Prudential PLC	7,648	322,287
BT Group PLC	5,031	320,726
Teva Pharmaceutical Industries Ltd.	5,668	320,015
Banco Bilbao Vizcaya Argentaria SA	37,888	317,123
Telefonica SA	26,166	315,039
Unilever PLC	7,712	314,495
ENI SpA	8,080	253,470
Rio Tinto PLC	7,452	252,027
Shire PLC	1,197	245,660
ASML Holding NV, Class G	2,629	231,299
Deutsche Bank AG	8,288	223,444
ABB Ltd.*	12,004	212,111
Orange SA	13,847	209,367
Credit Suisse Group AG*	8,664	208,196
BHP Billiton PLC	6,346	194,632
Telefonaktiebolaget LM Ericsson	18,287	178,847
Syngenta AG	2,798	178,456
WPP PLC	1,604	166,864
Aviva PLC	12,155	166,767
Nokia OYJ	22,102	149,852
Koninklijke Philips NV, Class Y	5,724	134,285
CRH PLC	4,896	129,940
ARM Holdings PLC	2,823	122,095
RELX PLC	6,738	117,174
RELX NV	6,290	103,533
Fresenius Medical Care AG & Co., KGaA	2,616	102,050
Smith & Nephew PLC	2,759	96,565
Statoil ASA	6,323	92,063
Pearson PLC	4,859	83,380
Telecom Italia SpA*	6,272	77,020
Carnival PLC	1,293	66,887
Ryanair Holdings PLC	819	64,128
Alcatel-Lucent*	16,910	61,721
Luxottica Group SpA	839	58,126
Delhaize Group SA	2,449	54,196
InterContinental Hotels Group PLC	1,495	51,772
Royal Bank of Scotland Group PLC*	5,221	49,808
Aegon NV, Class G	8,640	49,680
Tenaris SA	1,419	34,212

American Depositary Receipts	Shares	Value
Randgold Resources Ltd.	552	$32,618
ArcelorMittal	6,104	31,436
STMicroelectronics NV, Class Y	3,993	27,232
Marine Harvest ASA*	2,055	25,955
Amec Foster Wheeler PLC	2,368	25,787
Grifols SA	780	23,712
Mobile Telesystems PJSC	3,042	21,963
NICE Systems Ltd.	359	20,222
Logitech International SA	978	12,822
Criteo SA*	311	11,675
GW Pharmaceuticals PLC*	109	9,959
Galapagos NV*	212	8,630
VimpelCom Ltd.	1,161	4,778
National Bank of Greece SA*	9,129	4,208
Flamel Technologies SA*	242	3,947
Qiwi PLC	186	2,998
Amarin Corp. PLC*	1,102	2,127
Abengoa SA	433	2,018
Forward Pharma A/S*	75	1,767
Trinity Biotech PLC	142	1,624

Total Investments (Cost $23,366,265)		$18,524,366

*	Non-income producing security for the year ended September 30, 2015.

See accompanying notes to financial statements which are an integral part of these financial statements.

6

Schedule of Investments (continued)

BLDRS Europe Select ADR Index Fund (ADRU)

September 30, 2015

The securities of the BLDRS Europe Select ADR Index Fund (the “Fund”) investment portfolio categorized by industry group, as a percentage of total investments at value, are as follows:

Industry Classification	Value	Percentage
Pharmaceuticals & Biotechnology	$4,438,819	23.96%
Banks	3,619,712	19.54
Oil & Gas Producers	2,461,085	13.29
Beverages	927,329	5.01
Fixed Line Telecommunications	922,152	4.98
Technology Hardware & Equipment	804,090	4.34
Personal Goods	786,842	4.25
Tobacco	616,668	3.33
Life Insurance	538,734	2.91
Mobile Telecommunications	532,296	2.87
Mining	479,277	2.59
Media	470,951	2.54
Software & Computer Services	383,894	2.07
Gas, Water & Multiutilities	328,097	1.77
Industrial Engineering	212,111	1.15
Health Care Equipment & Services	200,239	1.08
Travel & Leisure	182,787	0.99
Chemicals	178,456	0.96
General Industrials	134,285	0.72
Construction & Materials	129,940	0.70
Industrial Metals & Mining	65,648	0.35
Food & Drug Retailers	54,196	0.29
Food Producers	25,955	0.14
Oil Equipment, Services & Distribution	25,787	0.14
Financial Services	2,998	0.02
Alternative Energy	2,018	0.01

Total	$18,524,366	100.00%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 —	quoted prices in active markets for identical securities

Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

As of September 30, 2015, all of the securities in the Fund were valued based on Level 1 inputs (see Industry Classification section of the Schedule of Investments for security categories).

See accompanying notes to financial statements which are an integral part of these financial statements.

7

BLDRS Index Funds Trust

Statements of Assets and Liabilities

September 30, 2015

	BLDRS Asia 50 ADR Index Fund (ADRA)	BLDRS Developed Markets 100 ADR Index Fund (ADRD)	BLDRS Emerging Markets 50 ADR Index Fund (ADRE)	BLDRS Europe Select ADR Index Fund (ADRU)
Assets:
Investments in securities, at value (cost $29,975,691, $83,702,993, $196,132,469 and $23,366,265, respectively)	$23,155,979	$65,404,868	$125,539,061	$18,524,366
Cash	224,745	263,442	521,219	55,934
Dividend receivable	40,033	321,194	515,262	98,018
Receivable from Sponsor	10,897	—	22,073	14,962
Receivable for investments sold	—	—	157,347	—
Prepaid accrued expenses	—	1,724	—	1,056

Total assets	$23,431,654	$65,991,228	$126,754,962	$18,694,336

Liabilities:
Distribution payable	$248,004	$644,774	$1,920,576	$230,247
Payable for professional fees	38,155	36,799	39,550	31,907
Payable to Licensor	—	39,436	107,479	—
Payable to Trustee	4,216	12,633	25,147	3,307
Payable to Sponsor	—	754	—	—
Payable for compliance services	1,273	—	7,166	—
Accrued expenses	709	5,945	39,737	2,509

Total liabilities	292,357	740,341	2,139,655	267,970

Net Assets	$23,139,297	$65,250,887	$124,615,307	$18,426,366

Net assets presented by:
Paid-in capital	$41,530,005	$101,970,290	$306,649,692	$29,233,796
Undistributed (distributions in excess of) net investment income	22,478	(142,642)	(924,251)	(94,273)
Accumulated net realized gain (loss) on investments transactions	(11,593,474)	(18,278,636)	(110,516,726)	(5,871,258)
Net unrealized appreciation (depreciation) on investments	(6,819,712)	(18,298,125)	(70,593,408)	(4,841,899)

Net Assets	$23,139,297	$65,250,887	$124,615,307	$18,426,366

Shares outstanding (unlimited shares authorized, $0.001 par value)	900,000	3,150,000	4,450,000	900,000

Net asset value per share:	$25.71	$20.71	$28.00	$20.47

See accompanying notes to financial statements which are an integral part of these financial statements.

8

BLDRS Asia 50 ADR Index Fund (ADRA)

Statements of Operations

	Year Ended September 30,
	2015	2014	2013
Investment income:
Dividend income*	$725,651	$730,527	$735,904

Expenses:
Trustee fees	26,544	28,242	28,322
Licensing fees	15,926	16,945	16,994
Professional fees	37,431	34,684	46,195
Compliance service fees	10,140	10,052	—
Intraday Valuation fee	10,001	10,001	—
Other fees and expenses	5,689	5,564	22,027

Total expenses	105,731	105,488	113,538
Less expenses waived by the Licensor	(15,926)	(16,945)	(16,994)
Less expenses assumed by the Sponsor	(10,174)	(3,817)	(11,544)

Net expenses	79,631	84,726	85,000

Net Investment Income	646,020	645,801	650,904

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on sales of investments	(1,047,102)	(240,941)	(594,306)
Net realized gain in-kind redemptions	—	578,339	86,629
Net change in unrealized appreciation (depreciation) on investments	(2,020,625)	(724,364)	5,678,743

Net realized and unrealized gain (loss) on investments	(3,067,727)	(386,966)	5,171,066

Net increase (decrease) in net assets resulting from operations	$(2,421,707)	$258,835	$5,821,970

*	Net of foreign taxes withheld $68,709, $57,116 and $62,290 for the years ended September 30, 2015, 2014 and 2013, respectively.

See accompanying notes to financial statements which are an integral part of these financial statements.

9

BLDRS Developed Markets 100 ADR Index Fund (ADRD)

Statements of Operations

	Year Ended September 30,
	2015	2014	2013
Investment income:
Dividend income*	$2,416,156	$2,921,100	$1,631,259

Expenses:
Trustee fees	65,738	55,397	47,669
Marketing expenses	11,802	—	—
Licensing fees	39,436	33,238	28,600
Professional fees	41,431	37,684	50,061
Compliance service fees	19,754	18,842	—
Intraday Valuation fee	10,001	10,001	—
Other fees and expenses	9,019	11,028	33,062

Total expenses	197,181	166,190	159,392
Less expenses waived by the Licensor	—	—	(16,348)

Net expenses	197,181	166,190	143,044

Net Investment Income	2,218,975	2,754,910	1,488,215

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on sales of investments	(1,819,663)	(1,030,331)	(873,973)
Net realized gain (loss) on in-kind redemptions	404,153	—	(996,812)
Net change in unrealized appreciation (depreciation) on investments	(8,850,017)	1,980,936	10,211,872

Net realized and unrealized gain (loss) on investments	(10,265,527)	950,605	8,341,087

Net increase (decrease) in net assets resulting from operations	$(8,046,552)	$3,705,515	$9,829,302

*	Net of foreign taxes withheld $151,843, $126,260 and $122,237 for the years ended September 30, 2015, 2014 and 2013, respectively.

See accompanying notes to financial statements which are an integral part of these financial statements.

10

BLDRS Emerging Markets 50 ADR Index Fund (ADRE)

Statements of Operations

	Year Ended September 30,
	2015	2014	2013
Investment income:
Dividend income*	$3,887,538	$5,536,844	$7,413,594

Expenses:
Trustee fees	179,132	221,279	285,228
Marketing expenses	97,987	93,015	78,402
Licensing fees	107,479	132,768	171,121
Professional fees	40,989	73,677	154,678
Compliance service fees	71,831	82,731	—
Reports to shareholders fee	20,030	34,844	—
Other fees and expenses	28,947	25,524	166,521

Total expenses	546,395	663,838	855,950

Net Investment Income	3,341,143	4,873,006	6,557,644

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on sales of investments	(20,403,821)	(9,814,980)	(14,543,891)
Net realized gain (loss) on in-kind redemptions	(6,886,017)	(4,740,096)	(9,934,537)
Net change in unrealized appreciation (depreciation) of investments	(27,067,954)	26,063,733	7,745,296

Net realized and unrealized gain (loss) on investments	(54,357,792)	11,508,657	(16,733,132)

Net increase (decrease) in net assets resulting from operations	$(51,016,649)	$16,381,663	$(10,175,488)

*	Net of foreign taxes withheld $430,502, $457,684 and $636,139 for the years ended September 30, 2015, 2014 and 2013, respectively.

See accompanying notes to financial statements which are an integral part of these financial statements.

11

BLDRS Europe Select ADR Index Fund (ADRU)

Statements of Operations

	Year Ended September 30,
	2015	2014	2013
Investment income:
Dividend income*	$767,528	$1,048,889	$504,291

Expenses:
Trustee fees	21,098	18,077	14,198
Licensing fees	12,659	10,846	8,519
Professional fees	34,430	33,583	39,283
Compliance service fees	6,442	6,476	—
Intraday Valuation fee	10,001	10,001	—
Other fees and expenses	6,231	6,712	19,725

Total expenses	90,861	85,695	81,725
Less expenses waived by the Licensor	(12,659)	(10,846)	(8,519)
Less expenses assumed by the Sponsor	(14,909)	(20,618)	(30,596)

Net expenses	63,293	54,231	42,610

Net Investment Income	704,235	994,658	461,681

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on sales of investments	(779,242)	(427,199)	(262,850)
Net realized gain on in-kind redemptions	261,918	—	59,534
Net change in unrealized appreciation (depreciation) of investments	(2,780,272)	1,077,101	2,370,161

Net realized and unrealized gain (loss) on investments	(3,297,596)	649,902	2,166,845

Net increase (decrease) in net assets resulting from operations	$(2,593,361)	$1,644,560	$2,628,526

*	Net of foreign taxes withheld $51,727, $45,409 and $41,901 for the years ended September 30, 2015, 2014 and 2013, respectively.

See accompanying notes to financial statements which are an integral part of these financial statements.

12

BLDRS Asia 50 ADR Index Fund (ADRA)

Statements of Changes in Net Assets

	Year Ended September 30,
	2015	2014	2013
Operations:
Net investment income	$646,020	$645,801	$650,904
Net realized gain (loss) on investment transactions	(1,047,102)	337,398	(507,677)
Net change in unrealized appreciation (depreciation) of investments	(2,020,625)	(724,364)	5,678,743

Net increase (decrease) in net assets resulting from operations	(2,421,707)	258,835	5,821,970

Distributions to Shareholders from:
Net investment income	(648,369)	(646,838)	(388,210)

Shareholder transactions:
Proceeds from subscriptions of shares	640	5,874,874	—
Less redemptions of shares	—	(8,338,742)	(2,717,608)

Increase (decrease) in net assets due to shareholder transactions	640	(2,463,868)	(2,717,608)

Total increase (decrease) in Net Assets	(3,069,436)	(2,851,871)	2,716,152

Net Assets:
Beginning of year	26,208,733	29,060,604	26,344,452

End of year(a)	$23,139,297	$26,208,733	$29,060,604

(a)	Includes distributions in excess of net investment income of $22,478, $(3,609) and $(4,595) at September 30, 2015, 2014 and 2013, respectively.

See accompanying notes to financial statements which are an integral part of these financial statements.

13

BLDRS Developed Markets 100 ADR Index Fund (ADRD)

Statements of Changes in Net Assets

	Year Ended September 30,
	2015	2014	2013
Operations:
Net investment income	$2,218,975	$2,754,910	$1,488,215
Net realized gain (loss) on investment transactions	(1,415,510)	(1,030,331)	(1,870,785)
Net change in unrealized appreciation (depreciation) of investments	(8,850,017)	1,980,936	10,211,872

Net increase (decrease) in net assets resulting from operations	(8,046,552)	3,705,515	9,829,302

Distributions to Shareholders from:
Net investment income	(2,412,654)	(2,695,253)	(1,449,624)

Shareholder transactions:
Proceeds from subscriptions of shares	21,192,472	6,100,912	—
Less redemptions of shares	(2,371,229)	—	(7,381,108)

Increase (decrease) in net assets due to shareholder transactions	18,821,243	6,100,912	(7,381,108)

Total increase in Net Assets	8,362,037	7,111,174	998,570

Net Assets:
Beginning of year	56,888,850	49,777,676	48,779,106

End of year(a)	$65,250,887	$56,888,850	$49,777,676

(a)	Includes undistributed (distributions in excess of) net investment income of $(142,642), $50,181 and $(9,485) at September 30, 2015, 2014 and 2013, respectively.

See accompanying notes to financial statements which are an integral part of these financial statements.

14

BLDRS Emerging Markets 50 ADR Index Fund (ADRE)

Statements of Changes in Net Assets

	Year Ended September 30,
	2015	2014	2013
Operations:
Net investment income	$3,341,143	$4,873,006	$6,557,644
Net realized gain (loss) on investment transactions	(27,289,838)	(14,555,076)	(24,478,428)
Net change in unrealized appreciation (depreciation) of investments	(27,067,954)	26,063,733	7,745,296

Net increase (decrease) in net assets resulting from operations	(51,016,649)	16,381,663	(10,175,488)

Distributions to Shareholders from:
Net investment income	(4,309,130)	(4,887,680)	(6,594,031)

Shareholder transactions:
Proceeds from subscriptions of shares	124,414	7,617,669	11,145,769
Less redemptions of shares	(33,841,503)	(49,841,673)	(91,596,681)

Increase (decrease) in net assets due to shareholder transactions	(33,717,089)	(42,224,004)	(80,450,912)

Total increase (decrease) in Net Assets	(89,042,868)	(30,730,021)	(97,220,431)

Net Assets:
Beginning of year	213,658,175	244,388,196	341,608,627

End of year(a)	$124,615,307	$213,658,175	$244,388,196

(a)	Includes distributions in excess of net investment income of $(924,251), $(80,679) and $(66,005) at September 30, 2015, 2014 and 2013, respectively.

See accompanying notes to financial statements which are an integral part of these financial statements.

15

BLDRS Europe Select ADR Index Fund (ADRU)

Statements of Changes in Net Assets

	Year Ended September 30,
	2015	2014	2013
Operations:
Net investment income	$704,235	$994,658	$461,681
Net realized gain (loss) on investment transactions	(517,324)	(427,199)	(203,316)
Net change in unrealized appreciation (depreciation) of investments	(2,780,272)	1,077,101	2,370,161

Net increase (decrease) in net assets resulting from operations	(2,593,361)	1,644,560	2,628,526

Distributions to Shareholders from:
Net investment income	(822,392)	(986,738)	(369,655)

Shareholder transactions:
Proceeds from subscriptions of shares	3,562,672	3,666,218	—
Less redemptions of shares	(1,186,972)	—	(1,063,065)

Increase (decrease) in net assets due to shareholder transactions	2,375,700	3,666,218	(1,063,065)

Total increase (decrease) in Net Assets	(1,040,053)	4,324,040	1,195,806

Net Assets:
Beginning of year	19,466,419	15,142,379	13,946,573

End of year(a)	$18,426,366	$19,466,419	$15,142,379

(a)	Includes undistributed (distributions in excess of) net investment income of $(94,273), $23,884 and $15,957 at September 30, 2015, 2014 and 2013, respectively.

See accompanying notes to financial statements which are an integral part of these financial statements.

16

Financial Highlights

BLDRS Asia 50 ADR Index Fund (ADRA)

	Year Ended September 30,
	2015	2014	2013	2012	2011
Net asset value, beginning of year	$29.12	$29.06	$23.95	$22.40	$25.76
Investment operations:
Net investment income(a)	0.72	0.67	0.62	0.62	0.61
Net realized and unrealized gain (loss) on investments	(3.41)	0.09	4.88	1.57	(3.05)
Total from investment operations	(2.69)	0.76	5.50	2.19	(2.44)
Less distributions from:
Net investment income	(0.72)	(0.70)	(0.39)	(0.56)	(0.89)
Return of Capital	—	—	—	(0.08)	(0.03)
Total distributions	(0.72)	(0.70)	(0.39)	(0.64)	(0.92)
Net asset value, end of year	$25.71	$29.12	$29.06	$23.95	$22.40
Total investment return(b)	(9.44)%	2.59%	23.04%	9.89%	(9.90)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$23,139	$26,209	$29,061	$26,344	$31,361
Ratio to average net assets:
Expenses before expenses waived and/or assumed	0.40%	0.37%	0.40%	0.41%	0.30%
Expenses after expenses waived and/or assumed	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income before expenses waived and or/assumed	2.34%	2.21%	2.20%	2.45%	2.21%
Net investment income after expenses waived and/or assumed	2.43%	2.29%	2.30%	2.57%	2.21%
Portfolio turnover rate(c)	11.27%	3.47%	7.01%	10.15%	10.53%

The financial highlights summarize the impact of net investment income, net realized and unrealized gains and losses and distributions on a single share of the BLDRS Asia 50 ADR Index Fund outstanding for each period presented. Additionally, important relationships between certain financial statement items are expressed in ratio form.

(a)	Calculated using average shares outstanding method.
(b)	Total return calculation assumes the reinvestment of dividends and capital gain distributions, if any, at net asset value. Total return excludes the effect of transaction fees connected to the creation and redemption of Creation Units and brokerage commissions incurred by purchasing and/or selling shares of the Fund in the secondary market. Currently, the Fund does not have a dividend reinvestment program. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(c)	Portfolio turnover excludes securities received or delivered from processing creations or redemptions of Fund Shares.

BLDRS Developed Markets 100 ADR Index Fund (ADRD)

	Year Ended September 30,
	2015	2014		2013	2012	2011
Net asset value, beginning of year	$24.21	$23.70		$19.91	$17.71	$20.47
Investment operations:
Net investment income(a)	0.79	1.23	(b)	0.68	0.69	0.67
Net realized and unrealized gain (loss) on investments	(3.45)	0.49		3.79	2.19	(2.76)
Total from investment operations	(2.66)	1.72		4.47	2.88	(2.09)
Less distributions from:
Net investment income	(0.84)	(1.21)		(0.68)	(0.68)	(0.67)
Net asset value, end of year	$20.71	$24.21		$23.70	$19.91	$17.71
Total investment return(c)	(11.26)%	7.29%		22.78%	16.61%	(10.68)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$65,251	$56,889		$49,778	$48,779	$54,907
Ratio to average net assets:
Expenses before expenses waived and/or assumed	0.30%	0.30%		0.33%	0.35%	0.30%
Expenses after expenses waived and/or assumed	0.30%	0.30%		0.30%	0.30%	0.30%
Net investment income before expenses waived and or/assumed	3.38%	4.97	%(b)	3.09%	3.52%	3.09%
Net investment income after expenses waived and/or assumed	3.38%	4.97	%(b)	3.12%	3.57%	3.09%
Portfolio turnover rate(d)	4.06%	6.56%		3.58%	4.94%	5.69%

The financial highlights summarize the impact of net investment income, net realized and unrealized gains and losses and distributions on a single share of the BLDRS Developed Markets 100 ADR Index Fund outstanding for each period presented. Additionally, important relationships between certain financial statement items are expressed in ratio form.

(a)	Calculated using average shares outstanding method.
(b)	Net investment income per share, ratio of net investment income before expenses waived and/or assumed and net investment income after expenses waived and/or assumed includes significant dividends received during the period. Net investment income per share, ratio of net investment income before expenses waived and/or assumed and net investment income after expenses waived and/or assumed excluding the significant dividends are $0.77, 3.11% and 3.11%, respectively.
(c)	Total return calculation assumes the reinvestment of dividends and capital gain distributions, if any, at net asset value. Total return excludes the effect of transaction fees connected to the creation and redemption of Creation Units and brokerage commissions incurred by purchasing and/or selling shares of the Fund in the secondary market. Currently, the Fund does not have a dividend reinvestment program. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(d)	Portfolio turnover excludes securities received or delivered from processing creations or redemptions of Fund Shares.

See accompanying notes to financial statements which are an integral part of these financial statements.

17

Financial Highlights (continued)

BLDRS Emerging Markets 50 ADR Index Fund (ADRE)

	Year Ended September 30,
	2015	2014	2013	2012	2011
Net asset value, beginning of year	$39.20	$37.03	$39.27	$36.08	$45.09
Investment operations:
Net investment income(a)	0.66	0.84	0.88	0.96	1.08
Net realized and unrealized gain (loss) on investments	(10.97)	2.16	(2.21)	3.23	(8.94)
Total from investment operations	(10.31)	3.00	(1.33)	4.19	(7.86)
Less distributions from:
Net investment income	(0.89)	(0.83)	(0.91)	(1.00)	(1.15)
Net asset value, end of year	$28.00	$39.20	$37.03	$39.27	$36.08
Total investment return(b)	(26.58)%	8.17%	(3.36)%	11.75%	(17.82)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$124,615	$213,658	$244,388	$341,609	$409,468
Ratio to average net assets:
Expenses	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income	1.87%	2.20%	2.30%	2.42%	2.35%
Portfolio turnover rate(c)	17.51%	8.34%	8.62%	12.03%	7.85%

The financial highlights summarize the impact of net investment income, net realized and unrealized gains and losses and distributions on a single share of the BLDRS Emerging Markets 50 ADR Index Fund outstanding for each period presented. Additionally, important relationships between certain financial statement items are expressed in ratio form.

(a)	Calculated using average shares outstanding method.
(b)	Total return calculation assumes the reinvestment of dividends and capital gain distributions, if any, at net asset value. Total return excludes the effect of transaction fees connected to the creation and redemption of Creation Units and brokerage commissions incurred by purchasing and/or selling shares of the Fund in the secondary market. Currently, the Fund does not have a dividend reinvestment program. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(c)	Portfolio turnover excludes securities received or delivered from processing creations or redemptions of Fund Shares.

BLDRS Europe Select ADR Index Fund (ADRU)

	Year Ended September 30,
	2015	2014		2013	2012	2011
Net asset value, beginning of year	$24.33	$23.30		$19.92	$17.34	$20.25
Investment operations:
Net investment income(a)	0.77	1.36	(b)	0.70	0.70	0.68
Net realized and unrealized gain (loss) on investments	(3.75)	1.02		3.25	2.53	(2.90)
Total from investment operations	(2.98)	2.38		3.95	3.23	(2.22)
Less distributions from:
Net investment income	(0.88)	(1.35)		(0.57)	(0.65)	(0.69)
Net asset value, end of year	$20.47	$24.33		$23.30	$19.92	$17.34
Total investment return(c)	(12.53)%	10.28%		20.10%	18.99%	(11.43)%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$18,426	$19,466		$15,142	$13,947	$16,471
Ratio to average net assets:
Expenses before expenses waived and/or assumed	0.43%	0.47%		0.58%	0.59%	0.40%
Expenses after expenses waived and/or assumed	0.30%	0.30%		0.30%	0.30%	0.30%
Net investment income before expenses waived and or/assumed	3.21%	5.32	%(b)	2.97%	3.40%	3.13%
Net investment income after expenses waived and/or assumed	3.34%	5.49	%(b)	3.25%	3.69%	3.23%
Portfolio turnover rate(d)	4.79%	7.79%		3.00%	4.69%	4.09%

The financial highlights summarize the impact of net investment income, net realized and unrealized gains and losses and distributions on a single share of the BLDRS Europe Select ADR Index Fund outstanding for each period presented. Additionally, important relationships between certain financial statement items are expressed in ratio form.

(a)	Calculated using average shares outstanding method.
(b)	Net investment income per share, ratio of net investment income before expenses waived and/or assumed and net investment income after expenses waived and/or assumed includes significant dividends received during the period. Net investment income per share, ratio of net investment income before expenses waived and/or assumed and net investment income after expenses waived and/or assumed excluding the significant dividends are $0.80, 3.03% and 3.21%, respectively.
(c)	Total return calculation assumes the reinvestment of dividends and capital gain distributions, if any, at net asset value. Total return excludes the effect of transaction fees connected to the creation and redemption of Creation Units and brokerage commissions incurred by purchasing and/or selling shares of the Fund in the secondary market. Currently, the Fund does not have a dividend reinvestment program. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(d)	Portfolio turnover excludes securities received or delivered from processing creations or redemptions of Fund Shares.

See accompanying notes to financial statements which are an integral part of these financial statements.

18

Notes to Financial Statements

BLDRS Index Funds Trust

September 30, 2015

1. Organization

BLDRS Index Funds Trust (the “Trust”) is a unit investment trust consisting of four separate investment portfolios; BLDRS Asia 50 ADR Index Fund (“Asia”), BLDRS Developed Markets 100 ADR Index Fund (“Developed Markets”), BLDRS Emerging Markets 50 ADR Index Fund (“Emerging Markets”) and BLDRS Europe Select ADR Index Fund (“Europe”), (each a “Fund” and collectively the “Funds”), created under the laws of the State of New York and registered under the Investment Company Act of 1940. The Funds were created to provide investors with the opportunity to purchase units of beneficial interest in the Funds representing proportionate undivided interests in the portfolio of securities held by each respective Fund. The portfolios of the Funds consist of substantially all of the securities, in substantially the same weighting, as the component securities of The BNY Mellon Asia 50 ADR IndexSM, The BNY Mellon Developed Markets 100 ADR IndexSM, The BNY Mellon Emerging Markets 50 ADR IndexSM and The BNY Mellon Europe Select ADR IndexSM, (each a “BNY Mellon ADR Index”), respectively.

Invesco PowerShares Capital Management LLC is the Sponsor of the Trust and The Bank of New York Mellon is the Trustee.

The Trustee has entered into an Agency Agreement with the Sponsor dated November 16, 2012 (the “Agency Agreement”). Under the terms of the Agency Agreement, the Sponsor will perform certain functions on behalf of the Trustee: (a) relating to the evaluation of the portfolio securities held by the Funds for the purposes of determining the net asset value of the Funds, and (b) relating to rebalancing and adjustments of the Trust’s portfolios.

2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements, including estimates and assumptions related to taxation. Actual results could differ from those estimates. In addition, the Trust monitors for material events and transactions that may occur or become known after the period-end date and before the date the financial statements are released to print. The following is a summary of significant accounting policies followed by the Funds.

A. Security Valuation

Portfolio securities are valued at the last trade or official closing price of the exchange on which they trade, which is deemed to be the principal market on which the securities are traded, or if there is no last trade or official closing price on the day of valuation, a security is valued at the closing bid price on that day. If a security is not quoted, if the principal market of the security is other than an exchange, or the Sponsor deems the last trade, official close price or closing bid price inappropriate for valuation purposes, then the security shall be fair valued in good faith by the Sponsor, in a manner consistent with the Trust Indenture and Agreement (the “Trust Agreement”) and the Agency Agreement based (a) on the last trade or closing price for the security on another market on which the security is traded or if there is no such appropriate closing price, at the closing bid price on such other market, (b) on current bid prices on the principal market or such other markets, (c) if bid prices are not available, on the basis of current bid prices for comparable securities, (d) by the Sponsor appraising the value of the securities in good faith, or (e) any combination thereof. In the event that the Agency Agreement is terminated, the Trustee would be responsible for the valuation steps set forth above in accordance with the terms and conditions of the Trust Agreement.

GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP also establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. GAAP establishes three tiers of inputs (“Levels”) that may be used to measure fair value. Levels are summarized at the end of each respective Fund’s Schedule of Investments.

B. Other Risks

Index Risk. Unlike many investment companies, the Funds do not utilize investing strategies that seek returns in excess of their BNY Mellon ADR Index. Therefore, a Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its respective BNY Mellon ADR Index, even if that security generally is underperforming.

Equity Risk. Equity risk is the risk that the value of the securities that each Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities that a Fund holds participate or factors relating to specific companies in which the Funds invest. For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities a Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities a Fund holds. In addition, securities of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

19

Non-Diversified Fund Risk. The Funds are non-diversified and can invest a greater portion of their assets in securities of individual issuers than diversified funds. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase a Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on a Fund’s performance.

Foreign Market Risk. The underlying securities of the Depositary Receipts in a Fund’s portfolio trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the Depositary Receipts representing those underlying securities may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for fund shares.

Emerging Markets Risk. The risks of foreign investments are usually much greater for emerging markets. Emerging markets are riskier because they develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, the securities markets in many of these countries have far lower trading volumes and less liquidity than developed markets. Because these markets are so small, they may be more likely to suffer sharp and frequent price changes or long term price depression due to adverse publicity, investor perceptions or the transactions of a few large investors. Traditional measures of investment value used in the U.S., such as price to earnings ratios, may not apply to certain small markets, making it more difficult to value their securities.

C. Investment Transactions and Investment Income

Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identification cost basis. Interest income is recorded on the accrual basis. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by each Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

Corporate Actions (including cash dividends) are recorded net of non-reclaimable foreign tax withholdings on the ex-date.

D. Distributions to Shareholders

The Funds declare and distribute dividends, if any, from net investment income quarterly. The Funds will distribute net realized capital gains, if any, at least annually.

E. Federal Income Tax

Each Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions and losses deferred due to wash sales, if any.

The Funds file U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

3. Federal Income Tax

At September 30, 2015, the following permanent differences were reclassified within the components of net assets of the Funds, primarily due to the tax treatment of in-kind transactions in all of the Funds. These reclassifications had no effect on net assets of the Funds.

	Net increase to Undistributed (Distributions in Excess of) Net Investment Income	Net increase (decrease) to Accumulated Net Realized Gain (Loss) on Investment Transactions	Net increase (decrease) to Paid in Capital
Asia	$28,436	$(27,796)	$(640)
Developed Markets	856	(203,997)	203,141
Emerging Markets	124,415	8,335,508	(8,459,923)
Europe	—	(182,037)	182,037

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Distributions during the fiscal year ended September 30, 2015, 2014 and 2013 were characterized for tax purposes as follows:

	Ordinary Income Year Ended September 30,
	2015	2014	2013
Asia	$648,369	$646,838	$388,210
Developed Markets	2,412,654	2,695,253	1,449,624
Emerging Markets	4,309,130	4,887,680	6,954,031
Europe	822,392	986,738	369,655

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforwards actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire within eight tax years. Capital losses with an expiration date may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The following Funds have capital loss carryforwards as of September 30, 2015, which expire as follows:

	2017	2018	2019	Short-Term Loss Carryforward No Expiration	Long-Term Loss Carryforward No Expiration	Total
Asia	$3,330,400	$4,149,037	$298,791	$135,021	$2,227,494	$10,140,743
Developed Markets	681,358	8,058,923	2,608,098	15,061	3,024,567	14,388,007
Emerging Markets	31,056,295	10,088,950	1,412,302	1,886,813	42,873,925	87,318,285
Europe	325,340	2,226,447	1,078,809	—	961,284	4,591,880

At September 30, 2015, the components of accumulated earnings/deficit on a tax basis were as follows:

	Undistributed Ordinary Income	Net Unrealized Appreciation/ (Depreciation)	Other Timing*	Accumulated Capital and other Losses	Total Accumulated Deficit
Asia	$270,482	$(7,159,254)	$(1,361,193)	$(10,140,743)	$(18,390,708)
Developed Markets	502,132	(20,064,237)	(2,769,291)	(14,388,007)	(36,719,403)
Emerging Markets	996,325	(73,171,893)	(22,540,533)	(87,318,285)	(182,034,386)
Europe	135,975	(5,340,361)	(1,011,164)	(4,591,880)	(10,807,430)

*	Under current tax regulations, capital losses on securities transactions realized after October 31 (“Post-October Capital Losses”) may be deferred and treated as occurring on the first business day of the following fiscal year. The Funds are permitted to defer certain net investment losses incurred after December 31 and treat as occurring on the first business day of the following fiscal year. The Funds have elected to defer the following Post-October Capital Losses for the year ended September 30, 2015:

Post October Capital Loss Deferral
Asia	$1,113,189
Developed Markets	2,124,517
Emerging Markets	20,619,957
Europe	780,917

4. Transactions with the Trustee, Licensor and Sponsor

The Funds pay the expenses of their operations, including Trustee fees, reimbursements to the Sponsor for expenses relating to the marketing of the Funds and fees to The Bank of New York Mellon (the “Licensor”) for a license to use each BNY Mellon ADR Index as a basis for determining the composition and weighting of securities held by each respective Fund. Each Fund pays an annual licensing fee to the Licensor equal to 6/100th of one percent (0.06%) of its average net assets subject to the waiver provisions discussed below.

In accordance with the Trust Agreement, the Trustee maintains the Funds’ accounting records, acts as custodian and transfer agent to the Funds, and provides administrative services, including filing of all required regulatory reports. The Trustee is also responsible for determining the composition of the portfolios of securities, which must be delivered in exchange for the issuance of Creation Units of the Funds, and for adjusting the composition of each Fund’s portfolio from time to time to conform to changes in the compositions and/or weighting structure of each respective BNY Mellon ADR Index.

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For these services, the Trustee receives a fee from each Fund at the following annual rates:

Net Assets	Fee as Percentage of Net Assets
$0-$499,999,999*	10/100 of 1% per annum
$500,000,000-$2,499,999,999*	8/100 of 1% per annum
$2,500,000,000 and above*	6/100 of 1% per annum

*	The fee indicated applies to that portion of the net assets of each Fund that falls in the size category indicated and is computed each business day on the basis of the net assets of the Fund on such day.

Marketing expenses for the year ended September 30, 2015, 2014 and 2013, represent expenses incurred by the Sponsor, if any, on behalf of the Funds and charged to the Funds, subject to the reimbursement provisions below.

In accordance with the terms of the Trust Agreement and the Agency Agreement, the Trustee will pay, from its own assets, the Sponsor to perform the following services for the Trust: adjust the composition of the portfolio, calculate and adjust, if necessary, the weighting of each security in the portfolio, dispose of or exchange securities after it has been determined that such securities will be removed from the Index and direct securities transactions to brokers or dealers, which may include affiliates of the Trustee, but will not include affiliates of the Sponsor.

The Sponsor had undertaken that on each day during the fiscal year ended September 30, 2015, and until determined otherwise, the ordinary operating expenses of the Funds as calculated by the Trustee would not be permitted to exceed an amount which is 30/100 of one percent (0.30%) per annum of the daily net asset value of each Fund. To the extent during such period that ordinary operating expenses of a Fund exceeded such 0.30% amount, the Licensor first waived licensing fees applicable to the Fund and, if such waiver was insufficient, the Sponsor thereafter reimbursed the Fund for or assumed such excess ordinary operating expenses. The Licensor and Sponsor may be repaid by the Funds for licensing fees so waived or expenses so reimbursed or assumed respectively, in each case to the extent that subsequently during the fiscal year expenses fall below the 0.30% per annum level on any given day.

For the fiscal years ended September 30, 2015, 2014 and 2013, the Licensor waived and the Sponsor assumed the following expenses incurred by the Funds:

	Licence Fees Waived by Licensor Year Ended September 30,			Expenses Assumed by the Sponsor Year Ended September 30,
	2015	2014	2013	2015	2014	2013
Asia	$15,926	$16,945	$16,994	$10,174	$3,817	$11,544
Developed Markets	—	—	16,348	—	—	—
Emerging Markets	—	—	—	—	—	—
Europe	12,659	10,846	8,519	14,909	20,618	30,596

ALPS Distributors, Inc. (the “Distributor”) is the distributor for the Funds. The Sponsor, not the Funds, pays the Distributor a flat annual fee of $20,000 for each Fund for its distribution services and the Funds do not reimburse the Sponsor for such fees.

5. Related Party Transactions

During the fiscal year ended September 30, 2013, the Funds paid $30,251 in commissions on trades to a related party, BNY ConvergEx Group. BNY ConvergEx Group was not utilized for the fiscal years ended September 30, 2015 and 2014. BNY ConvergEx Group is an affiliate of the Trustee.

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6. Transactions in Shares of the BLDRS Index Funds Trust

Transactions in shares are as follows:

	For the Year ended September 30,
	2015	2014	2013
	Shares	Shares	Shares
Asia shares sold	—	200,000	—
Asia shares redeemed	—	(300,000)	(100,000)

Net increase (decrease)	—	(100,000)	(100,000)

Developed Markets shares sold	900,000	250,000	—
Developed Markets shares redeemed	(100,000)	—	(350,000)

Net increase (decrease)	800,000	250,000	(350,000)

Emerging Markets shares sold	—	200,000	300,000
Emerging Markets shares redeemed	(1,000,000)	(1,350,000)	(2,400,000)

Net increase (decrease)	(1,000,000)	(1,150,000)	(2,100,000)

Europe shares sold	150,000	150,000	—
Europe shares redeemed	(50,000)	—	(50,000)

Net increase (decrease)	100,000	150,000	(50,000)

The shares of the Funds are issued and redeemed only in Creation Unit size aggregations of 50,000 shares. Such transactions are only permitted on an in-kind basis, with a separate cash payment that is equivalent to the undistributed net investment income of the shares and a balancing cash component to equate the transaction to the net asset value of the shares on the transaction date.

The transaction fee in connection with creation or redemption of Creation Units through the continuous net settlement system of National Securities Clearing Corporation (the “Clearing Process”) is $10 per security “name” in the portfolio deposit or redemption payment, rounded up to the nearest $500 for Asia and Emerging Markets and to $1,000 for Developed Markets and Europe per participating party per day, regardless of the number of Creation Units purchased or redeemed on such day by the participating party. The total fee that can be charged in connection with the creation or redemption of Creation Units outside the Clearing Process is four times the normal transaction cost of $500 ($2,000) and $1,000 ($4,000) per participating party per day.

Transaction fees are received by the Trustee and used to offset its expense of processing orders. For fiscal years ended September 30, 2015, 2014 and 2013, the Trustee earned the following amounts in transaction fees:

	For the Year ended September 30,
	2015	2014	2013
Asia	$—	$2,000	$1,000
Developed Markets	13,000	4,000	6,000
Emerging Markets	7,500	10,000	18,500
Europe	4,000	3,000	1,000

The Trustee, in its sole discretion, may voluntarily reduce or waive its fee, or modify the transaction fee schedule, subject to certain limitations. There were no such reductions or waivers for the years ended September 30, 2015, 2014 or 2013.

7. Investment Transactions

For the year ended September 30, 2015, the Funds had purchases and sales of investment securities, excluding securities received or delivered from processing creations or redemptions of the Funds’ shares, as follows:

	Purchases	Sales
Asia	$3,002,014	$2,977,528
Developed Markets	2,686,581	2,652,695
Emerging Markets	31,402,084	31,380,090
Europe	1,030,815	1,000,927

23

For the year ended September 30, 2015, in-kind transactions associated with creations and redemptions were as follows:

	Cost of Securities Received	Value of Securities Delivered
Asia	$—	$—
Developed Markets	21,169,154	2,364,782
Emerging Markets	—	33,876,948
Europe	3,534,616	1,183,398

At September 30, 2015, the Funds’ cost and net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Asia	$30,315,233	$1,742,090	$(8,901,344)	$(7,159,254)
Developed Markets	85,469,105	3,616,344	(23,680,581)	(20,064,237)
Emerging Markets	198,710,954	12,573,301	(85,745,194)	(73,171,893)
Europe	23,864,727	1,389,253	(6,729,614)	(5,340,361)

8. Representations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that maybe made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

9. Subsequent Event

Effective January 2, 2016, Invesco Distributors, Inc., an affiliate of the Sponsor, will replace ALPS Distributors, Inc. as the Trust’s Distributor.

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Report of Independent Registered Public Accounting Firm

To the Sponsor, Trustee and Unitholders of The BLDRS Index Funds Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of BLDRS Asia 50 ADR Index Fund, BLDRS Developed Markets 100 ADR Index Fund , BLDRS Emerging Markets 50 ADR Index Fund, and BLDRS Europe Select ADR Index Fund (each an individual Fund of The BLDRS Index Fund Trust, hereafter referred to as the “Funds” ) at September 30, 2015, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2015 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where confirmations of security purchases have not been received, provide a reasonable basis for our opinion. The statements of operations and of changes in net assets and the financial highlights of the Funds for the years ended September 30, 2013 and prior were audited by other auditors whose report dated January 16, 2014 expressed an unqualified opinion on those statements and financial highlights.

PricewaterhouseCoopers LLP

Chicago, IL

December 23, 2015

25

Supplemental Information

(Unaudited)

BLDRS Asia 50 ADR Index Fund

BLDRS Developed Markets 100 ADR Index Fund

BLDRS Emerging Markets 50 ADR Index Fund

BLDRS Europe Select ADR Index Fund

I. Information Regarding Closing Prices vs. Net Asset Value Frequency Distribution for Each BLDRS Fund

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a BLDRS Fund and that Fund’s net asset value. Net Asset Value, or “NAV”, is the price at which a Fund issues and redeems shares. The “Closing Market Price” of shares in each BLDRS Fund is determined and published by The NASDAQ Stock Market, as of the time that the Funds’ NAV is calculated. Each Fund’s Closing Market Price may be below, at, or above its NAV. The NAV for each Fund will fluctuate with changes in the market value of its portfolio holdings.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Closing Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the BLDRS Funds included in this report. The information shown for each Fund is from October 1, 2010 through September 30, 2015.

Each line in the table shows the number of trading days in which the BLDRS Funds traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future performance.

BLDRS Asia

Five Year Period Ended September 30, 2015

	Closing Price on NASDAQ Above Fund NAV		Closing Price on NASDAQ Below Fund NAV
Range	Frequency(a)	% of Total	Frequency(a)	% of Total
>0.01% to 0.50%	251	97.67%	937	93.79%
>0.50% to 1.00%	5	1.95%	50	5.01%
>1.00% to 2.00%	1	0.38%	5	0.50%
>2.00%	0	0.00%	7	0.70%
Total	257	100.00%	999	100.00%

BLDRS Developed

Five Year Period Ended September 30, 2015

	Closing Price on NASDAQ Above Fund NAV		Closing Price on NASDAQ Below Fund NAV
Range	Frequency(a)	% of Total	Frequency(a)	% of Total
>0.01% to 0.50%	438	99.10%	810	99.51%
>0.50% to 1.00%	3	0.67%	3	0.37%
>1.00% to 2.00%	1	0.23%	1	0.12%
Total	442	100.00%	814	100.00%

BLDRS Emerging

Five Year Period Ended September 30, 2015

	Closing Price on NASDAQ Above Fund NAV		Closing Price on NASDAQ Below Fund NAV
Range	Frequency(a)	% of Total	Frequency(a)	% of Total
>0.01% to 0.50%	311	98.74%	941	100.00%
>0.50% to 1.00%	2	0.63%	0	0.00%
>1.00% to 2.00%	2	0.63%	0	0.00%
Total	315	100.00%	941	100.00%

26

Supplemental Information (continued)

(Unaudited)

BLDRS Europe

Five Year Period Ended September 30, 2015

	Closing Price on NASDAQ Above Fund NAV		Closing Price on NASDAQ Below Fund NAV
Range	Frequency(a)	% of Total	Frequency(a)	% of Total
>0.01% to 0.50%	628	99.05%	619	99.52%
>0.50% to 1.00%	4	0.63%	1	0.16%
>1.00% to 2.00%	2	0.32%	2	0.32%
Total	634	100.00%	622	100.00%

(a)	Number of Trading Days refers to the number of days during which there is buy/sell activity for the Fund on the Exchange.

II. Cumulative and Annualized Returns for each BLDRS Fund

Annualized Total Returns

For The Period Ending September 30, 2015

	Past One Year(a)			Past Five Year(a)			Past Ten Year			From Inception(a)
BLDRS Fund	NAV	Closing Market	Index	NAV	Closing Market	Index	NAV	Closing Market	Index	NAV	Closing Market	Index
BLDRS Asia	-9.44%	-9.32%	-10.12%	2.50%	2.50%	1.75%	2.40%	2.38%	1.70%	6.24%	6.19%	5.75%
BLDRS Developed	-11.21%	-11.16%	-11.29%	4.03%	3.99%	3.92%	2.29%	2.27%	2.21%	6.11%	6.13%	6.17%
BLDRS Emerging	-26.55%	-26.78%	-26.48%	-6.75%	-6.77%	-6.55%	2.60%	2.56%	2.75%	9.49%	9.41%	9.59%
BLDRS Europe	-12.48%	-12.49%	-12.32%	4.08%	4.07%	4.33%	2.54%	2.52%	2.76%	6.39%	6.36%	6.70%

Cumulative Total Returns

For The Period Ending September 30, 2015

	Past One Year(a)			Past Five Year(a)			Past Ten Year			From Inception(a)
BLDRS Fund	NAV	Closing Market	Index	NAV	Closing Market	Index	NAV	Closing Market	Index	NAV	Closing Market	Index
BLDRS Asia	-9.44%	-9.32%	-10.12%	13.17%	13.14%	9.06%	26.82%	26.56%	18.32%	118.11%	116.82%	105.47%
BLDRS Developed	-11.21%	-11.16%	-11.29%	21.82%	21.58%	21.18%	25.38%	25.23%	24.47%	114.68%	115.17%	116.18%
BLDRS Emerging	-26.55%	-26.78%	-26.48%	-29.48%	-29.57%	-28.74%	29.25%	28.79%	31.12%	221.37%	218.32%	225.17%
BLDRS Europe	-12.48%	-12.49%	-12.32%	22.15%	22.08%	23.60%	28.50%	28.26%	31.24%	122.17%	121.21%	130.58%

(a)	Annualized and Cumulative Total Returns for the period since inception are calculated from the inception date of November 13, 2002. “Cumulative Total Return” represents the total change in value of an investment over the period indicated.

Closing Market Price and NAV returns assume that dividends and capital gains distributions have been reinvested in each Fund at market closing price and net asset value, respectively. Since Fund shares typically do not trade in the secondary market until after several days after Fund inception, for the period from inception to the first day of secondary market trading in fund shares, the net asset value is used as a proxy for secondary market trading price to calculate closing market returns.

Unlike a Fund, an Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a Fund. Fund expenses negatively impact the performance of a Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Fund shares may be worth more or less than their original cost when they are redeemed or sold in the market. A Fund’s past performance is no guarantee of future results.

27

Tax Information

(Unaudited)

For the year ended September 30, 2015, the Funds report, in accordance with Section 854 of the Internal Revenue Code, the following percentages of ordinary income distributions paid as qualified dividend income (QDI) and eligible for corporate dividends received deduction (DRD):

	QDI	DRD
Asia	100.00%	0.00%
Developed Markets	100.00%	0.00%
Emerging Markets	100.00%	0.00%
Europe	100.00%	0.00%

Foreign Taxes Paid — the following Funds elect under the Internal Revenue Code Section 853 to pass through foreign taxes paid to its shareholders. The total amount of foreign taxes passed through to shareholders on a per share basis for the year ended September 30, 2015, are as follows:

	Foreign Taxes Per Share	Income Per Share
Asia	$0.0603	$0.8826
Developed Markets	0.0461	0.8152
Emerging Markets	0.0938	0.9704
Europe	0.0568	0.9103

In January 2016, you will be advised on IRS Form 1099 DIV as to the Federal tax status of the distributions received by you in calendar year 2015.

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BLDRS Index Funds Trust

Sponsor

Invesco PowerShares Capital Management, LLC

3500 Lacey Road, Suite 700

Downers Grove, IL 60515

Trustee

The Bank of New York Mellon

2 Hanson Place

Brooklyn, NY 11217

Distributor

Prior to January 2, 2016:

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Effective January 2, 2016:

Invesco Distributors, Inc.

11 Greenway Plaza, Suite 1000

Houston, TX 77046

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1 N. Wacker Drive

Chicago, IL 60606

Legal Counsel

K&L Gates LLP

1601 K Street NW

Washington, D.C. 20006

P-BLDRS-AR-1